UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
June 30, 2018
MFS®  International New Discovery Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.8%
Aerospace – 1.5%
Cobham PLC (a)	5,481,438	$ 9,306,705
Embraer S.A., ADR	302,583	7,534,317
LISI Group	183,168	6,941,172
Meggitt PLC	1,647,534	10,725,984
MTU Aero Engines AG	155,880	29,939,234
Saab AB, “B”	199,440	8,283,326
Singapore Technologies Engineering Ltd.	11,168,900	26,969,307
		$ 99,700,045
Airlines – 0.6%
Enav S.p.A.	2,614,335	$ 13,081,243
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,436,722	7,492,418
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	77,883	12,395,859
Stagecoach Group PLC	2,617,086	4,890,721
		$ 37,860,241
Alcoholic Beverages – 1.9%
Carlsberg Group	147,199	$ 17,341,009
China Resources Beer Holdings Co. Ltd.	14,226,000	69,084,659
Davide Campari-Milano S.p.A.	2,119,141	17,415,890
Thai Beverage PCL	29,781,200	15,737,588
		$ 119,579,146
Apparel Manufacturers – 0.8%
Burberry Group PLC	506,753	$ 14,445,805
Pacific Textiles Holdings Ltd.	33,624,000	28,585,714
Stella International Holdings Ltd.	7,097,591	8,793,283
		$ 51,824,802
Automotive – 2.7%
Autoliv, Inc., SDR	80,720	$ 8,296,038
Ford Otomotiv Sanayi S.A.	290,456	3,875,824
Hella KGaA Hueck & Co.	420,047	23,545,483
Koito Manufacturing Co. Ltd.	645,800	42,697,521
Mahindra & Mahindra Ltd.	1,782,068	23,349,083
NGK Spark Plug Co. Ltd	837,800	23,912,279
Tofas Turk Otomobil Fabriikasi A.S.	493,694	2,585,691
USS Co. Ltd.	2,147,100	40,880,520
Veoneer, Inc. (a)	80,720	2,854,163
		$ 171,996,602
Biotechnology – 0.3%
Abcam PLC	550,379	$ 9,677,459
Lonza Group AG	29,817	7,920,606
		$ 17,598,065
Broadcasting – 0.3%
Nippon Television Holdings, Inc.	610,800	$ 10,311,026
Proto Corp.	568,700	7,453,224
		$ 17,764,250
Brokerage & Asset Managers – 3.2%
Computershare Ltd.	1,376,249	$ 18,770,827
Daiwa Securities Group, Inc.	2,388,000	13,875,269
Hargreaves Lansdown PLC	855,872	22,268,823
IG Group Holdings PLC	1,379,925	15,680,153
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Japan Exchange Group, Inc.	145,300	$ 2,702,187
Rathbone Brothers PLC	944,140	32,321,985
Schroders PLC	1,156,966	48,219,686
TMX Group Ltd.	464,109	30,424,001
Yuanta Financial Holding Co. Ltd.	52,189,227	23,793,570
		$ 208,056,501
Business Services – 10.9%
Adyen N.V. (a)	2,363	$ 1,301,799
Aeon Delight Co., Ltd.	295,700	10,068,997
Ahlsell AB	3,274,852	19,310,843
Amadeus Fire AG	183,730	19,816,445
Ashtead Group PLC	521,672	15,538,669
Auto Trader Group PLC	7,115,369	39,994,173
Babcock International Group PLC	1,548,854	16,716,650
Brenntag AG	445,101	24,804,329
Bunzl PLC	3,951,379	119,680,400
Cerved Information Solutions S.p.A.	4,834,603	51,813,569
Cie Plastic Omnium S.A.	208,373	8,793,144
Compass Group PLC	2,792,166	59,484,891
CTS Eventim AG	823,722	40,408,827
DKSH Holding Ltd.	50,944	3,588,870
Doshisha Co. Ltd.	141,800	3,209,599
Edenred	202,894	6,403,174
Elior Group	766,815	11,068,214
Intertek Group PLC	586,444	44,239,522
IPH Ltd.	4,602,765	15,157,929
Meitec Corp.	213,000	10,234,928
Midland IC&I Ltd. (a)	21,556,500	892,967
Nomura Research Institute Ltd.	897,500	43,531,364
Rightmove PLC	976,634	68,441,263
Sodexo	218,000	21,797,174
Zoopla Property Group PLC	7,474,660	48,198,837
		$ 704,496,577
Cable TV – 0.2%
NOS, SGPS, S.A.	1,896,833	$ 10,390,763
Chemicals – 0.4%
Orica Ltd.	1,781,775	$ 23,405,195
Computer Software – 2.8%
EMIS Group PLC	543,548	$ 6,384,392
OBIC Business Consultants Co. Ltd.	263,300	18,716,263
OBIC Co. Ltd.	1,687,700	139,784,212
Wisetech Global Ltd. (l)	1,257,134	14,569,155
		$ 179,454,022
Computer Software - Systems – 3.7%
Amadeus IT Group S.A.	1,659,120	$ 130,724,377
EPAM Systems, Inc. (a)	463,041	57,569,888
Globant S.A. (a)	130,298	7,399,623
Linx S.A.	2,261,400	10,327,493
Temenos Group AG	92,878	14,068,161
Venture Corp. Ltd.	1,315,300	17,221,983
		$ 237,311,525
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Conglomerates – 0.7%
DCC PLC	409,413	$ 37,255,256
Melrose Industries PLC	3,579,690	10,048,577
		$ 47,303,833
Construction – 2.5%
Bellway PLC	166,245	$ 6,590,831
CEMEX Latam Holdings S.A. (a)	1,901,177	5,383,657
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,487,700	4,222,331
DuluxGroup Ltd.	2,661,647	15,068,601
Fletcher Building Ltd.	1,963,299	9,241,709
Forterra PLC	860,618	3,475,315
Geberit AG	36,594	15,720,952
Ibstock PLC	2,297,827	9,073,411
PT Indocement Tunggal Prakarsa Tbk.	20,153,800	19,197,444
Reliance Worldwide Corp.	7,878,018	31,249,481
Rinnai Corp.	89,900	7,933,189
Semen Indonesia Persero Tbk PT	4,281,720	2,128,908
Somfy S.A.	64,885	6,023,930
Techtronic Industries Co. Ltd.	3,300,500	18,404,823
Toto Ltd.	145,700	6,764,196
		$ 160,478,778
Consumer Products – 2.4%
Beiersdorf AG	195,187	$ 22,164,825
Dabur India Ltd.	4,788,960	27,360,992
Essity AB	485,143	11,966,289
Kobayashi Pharmaceutical Co. Ltd.	304,600	26,329,061
Lion Corp.	751,000	13,769,860
Milbon Co. Ltd.	310,292	13,915,005
Mitsubishi Pencil Co. Ltd.	231,500	4,809,195
PZ Cussons	404,893	1,204,442
Uni-Charm Corp.	1,169,800	35,216,036
		$ 156,735,705
Consumer Services – 1.9%
51job, Inc., ADR (a)	318,326	$ 31,081,351
Asante, Inc.	170,200	3,260,572
GAEC Anima Educacao S.A.	1,082,053	4,198,949
Kakaku.com, Inc.	289,200	6,535,505
Kroton Educacional S.A.	3,323,616	7,992,286
Localiza Rent a Car S.A.	1,011,284	6,191,774
MakeMyTrip Ltd. (a)	787,737	28,476,692
Moneysupermarket.com Group PLC	5,682,301	23,615,033
Movida Participacoes S.A.	2,159,800	3,009,203
Park24 Co Ltd.	358,200	9,754,532
Rakuten	119,300	807,509
		$ 124,923,406
Containers – 1.6%
Fuji Seal International, Inc.	1,810,900	$ 64,280,694
Lock & Lock Co. Ltd.	343,706	6,846,365
Mayr-Melnhof Karton AG	127,604	17,226,244
Viscofan S.A.	244,274	16,626,963
		$ 104,980,266
Electrical Equipment – 1.8%
Bharat Heavy Electricals Ltd.	14,230,939	$ 14,902,866
IMI PLC	973,218	14,539,458
Legrand S.A.	238,002	17,432,242
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
LS Industrial Systems Co. Ltd.	532,085	$ 33,658,136
OMRON Corp.	164,621	7,687,220
Spectris PLC	339,818	11,683,210
Voltronic Power Technology Corp.	885,107	15,125,072
		$ 115,028,204
Electronics – 2.6%
Advantech Co. Ltd.	1,021,748	$ 6,736,027
Amano Corp.	614,120	14,521,665
ASM International N.V.	278,686	15,362,055
Halma PLC	1,384,817	25,005,311
Hirose Electric Co. Ltd.	87,800	10,888,263
Infineon Technologies AG	554,339	14,131,805
Iriso Electronics Co. Ltd.	306,100	18,496,220
JEOL Ltd.	1,008,000	10,388,186
Silicon Motion Technology Corp., ADR	441,600	23,356,224
Stanley Electric Co. Ltd.	871,131	29,741,906
		$ 168,627,662
Energy - Independent – 0.5%
Gran Tierra Energy, Inc. (a)	4,872,154	$ 16,862,512
Seven Generations Energy Ltd. (a)	713,338	7,862,372
TORC Oil & Gas Ltd.	771,099	4,305,227
		$ 29,030,111
Engineering - Construction – 0.2%
JGC Corp.	257,000	$ 5,183,408
Toshiba Plant Kensetsu Co. Ltd.	291,000	6,660,290
		$ 11,843,698
Entertainment – 0.6%
Merlin Entertainments PLC	3,404,264	$ 17,373,569
PVR Ltd.	985,602	19,769,581
		$ 37,143,150
Food & Beverages – 4.3%
Arca Continental S.A.B. de C.V.	1,852,650	$ 11,404,941
AVI Ltd.	2,791,436	22,018,106
BRF S.A. (a)	817,500	3,796,685
Britvic PLC	728,348	7,488,038
Coca-Cola HBC AG	320,235	10,696,769
Ezaki Glico Co. Ltd.	454,000	21,815,292
Greencore Group PLC	1,315,340	3,227,075
Kerry Group PLC	229,702	24,034,841
Kikkoman Corp.	264,600	13,359,653
Marine Harvest A.S.A.	747,252	14,882,007
Orion Corp./Republic of Korea	286,203	38,263,120
P/f Bakkafrost	811,217	45,041,327
S Foods, Inc.	205,100	8,049,131
Shenguan Holdings Group Ltd.	13,203,505	748,899
Tata Global Beverages Ltd.	2,055,575	8,080,991
Tate & Lyle PLC	488,682	4,167,588
Tingyi (Cayman Islands) Holdings Corp.	16,592,000	38,489,650
		$ 275,564,113
Food & Drug Stores – 2.0%
Clicks Group Ltd.	2,471,155	$ 35,404,125
Cosmos Pharmaceutical Corp.	56,200	11,411,064
Dairy Farm International Holdings Ltd.	4,245,009	37,313,629
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – continued
Japan Meat Co. Ltd.	253,700	$ 5,625,557
Matsumotokiyoshi Holdings Co. Ltd.	90,800	4,080,116
Raia Drogasil S.A.	322,206	5,520,087
San-A Co. Ltd.	151,100	7,465,267
Sundrug Co. Ltd.	560,200	22,718,674
		$ 129,538,519
Forest & Paper Products – 0.3%
Fibria Celulose S.A.	637,600	$ 11,938,498
Suzano Papel e Celulose S.A.	571,200	6,627,585
		$ 18,566,083
Furniture & Appliances – 0.9%
Coway Co. Ltd.	408,202	$ 31,718,523
SEB S.A.	106,650	18,597,127
Zojirushi Corp.	751,300	9,188,097
		$ 59,503,747
Gaming & Lodging – 1.9%
Dalata Hotel Group PLC (a)	1,949,154	$ 15,888,030
Genting Berhad	13,067,100	27,204,929
Paddy Power Betfair PLC	495,580	54,285,460
Shangri-La Asia Ltd.	13,762,000	25,890,578
		$ 123,268,997
General Merchandise – 2.1%
B&M European Value Retail S.A.	3,400,790	$ 18,136,786
Dollarama, Inc.	2,214,945	85,858,287
Lojas Renner S.A.	1,284,100	9,730,766
Seria Co. Ltd.	411,800	19,787,527
		$ 133,513,366
Health Maintenance Organizations – 0.0%
Qualicorp S.A.	388,165	$ 1,848,810
Insurance – 2.8%
Admiral Group PLC	354,924	$ 8,927,505
AUB Group Ltd.	2,782,560	27,964,390
Hiscox Ltd.	3,569,698	71,844,409
Jardine Lloyd Thompson Group PLC	1,478,438	24,974,956
Samsung Fire & Marine Insurance Co. Ltd.	87,962	20,836,221
Sony Financial Holdings, Inc.	876,900	16,759,431
XL Group Ltd.	176,539	9,877,357
		$ 181,184,269
Internet – 0.5%
PChome Online, Inc.	4,918,504	$ 20,730,038
Scout24 AG	203,008	10,772,585
		$ 31,502,623
Leisure & Toys – 0.1%
Shimano, Inc.	35,100	$ 5,154,911
Machinery & Tools – 2.5%
Aalberts Industries N.V.	242,140	$ 11,586,093
Fujitsu General Ltd.	632,800	9,910,809
GEA Group AG	965,516	32,574,330
Nabtesco Corp.	642,900	19,801,192
Nissei ASB Machine Co. Ltd. (l)	233,300	12,158,615
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Obara Group, Inc.	128,500	$ 7,335,230
Rotork PLC	1,912,024	8,429,497
Shima Seiki Manufacturing Ltd.	191,900	9,169,047
Spirax-Sarco Engineering PLC	278,609	23,938,278
T.K. Corp.	828,332	8,807,299
THK Co., Ltd.	365,100	10,470,058
VAT Group AG	56,392	7,537,774
		$ 161,718,222
Major Banks – 0.0%
Grupo Supervielle S.A., ADR	278,795	$ 2,949,651
Medical & Health Technology & Services – 0.7%
Hogy Medical Co. Ltd.	79,600	$ 3,566,057
Instituto Hermes Pardini S.A.	1,384,600	6,287,547
Miraca Holdings, Inc.	99,000	2,950,820
Ramsay Health Care Ltd.	357,306	14,273,623
Sonic Healthcare Ltd.	1,067,655	19,381,596
		$ 46,459,643
Medical Equipment – 2.7%
Ansell Ltd.	1,332,982	$ 26,822,209
Fisher & Paykel Healthcare Corp. Ltd.	718,583	7,246,907
Nakanishi, Inc.	1,398,000	31,756,943
Nihon Kohden Corp.	521,600	14,534,038
Smith & Nephew PLC	1,810,084	33,287,534
Sonova Holding AG	158,220	28,383,853
Terumo Corp.	366,600	21,026,148
William Demant Holdings A/S (a)	301,880	12,151,002
		$ 175,208,634
Metals & Mining – 0.5%
Iluka Resources Ltd.	2,098,560	$ 17,362,979
MOIL Ltd.	6,090,545	15,414,150
		$ 32,777,129
Natural Gas - Distribution – 0.7%
China Resources Gas Group Ltd.	5,318,000	$ 23,046,293
Italgas SpA	3,767,004	20,772,585
		$ 43,818,878
Natural Gas - Pipeline – 0.2%
APA Group	1,856,400	$ 13,532,213
Network & Telecom – 0.4%
VTech Holdings Ltd.	2,112,665	$ 24,383,325
Oil Services – 0.5%
Aker Solutions ASA (a)	2,934,303	$ 20,543,562
TechnipFMC PLC	463,430	14,727,280
		$ 35,270,842
Other Banks & Diversified Financials – 4.9%
Aeon Financial Service Co. Ltd.	730,200	$ 15,591,318
AEON Thana Sinsap Public Co. Ltd.	2,759,200	13,950,075
Bank of Ireland	943,568	7,366,193
Chiba Bank Ltd.	2,538,451	17,952,465
Credicorp Ltd.	108,469	24,418,541
E.Sun Financial Holding Co. Ltd.	56,253,898	39,208,073
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Federal Bank Ltd.	18,342,466	$ 21,912,440
FinecoBank, S.p.A.	2,689,373	30,277,884
Grupo Financiero Inbursa S.A. de C.V.	4,570,784	6,398,096
Julius Baer Group Ltd.	345,588	20,302,313
Jyske Bank	629,919	34,531,626
Metropolitan Bank & Trust Co.	19,485,645	26,799,950
Public Bank Berhad	2,012,777	11,639,676
Shizuoka Bank Ltd.	1,025,000	9,267,263
Shriram Transport Finance Co. Ltd.	1,458,192	27,655,953
Sydbank A/S	325,271	11,175,717
		$ 318,447,583
Pharmaceuticals – 1.3%
Genomma Lab Internacional S.A., “B” (a)	8,460,970	$ 7,067,761
Kalbe Farma TBK PT	285,957,000	24,345,257
Santen Pharmaceutical Co. Ltd.	2,042,300	35,620,117
Virbac SA (a)	102,788	14,020,185
		$ 81,053,320
Pollution Control – 0.4%
Daiseki Co. Ltd.	792,300	$ 23,293,470
Precious Metals & Minerals – 0.4%
Agnico-Eagle Mines Ltd.	598,138	$ 27,421,578
Railroad & Shipping – 0.4%
DFDS A/S	201,472	$ 12,865,257
GMexico Transportes S.A.B. de C.V	5,182,600	7,565,039
Senko Group Holdings Co. Ltd.	936,500	7,409,782
		$ 27,840,078
Real Estate – 3.0%
Ascendas India Trust, REIT	31,933,900	$ 23,672,102
City Developments Ltd.	3,038,700	24,376,507
Concentradora Fibra Danhos S.A. de C.V., REIT	5,572,637	8,280,285
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	6,173,653	3,584,155
Deutsche Wohnen SE	291,255	14,066,835
Hibernia PLC, REIT	4,778,191	8,369,957
LEG Immobilien AG	556,263	60,465,134
Midland Holdings Ltd. (h)	43,113,000	11,649,786
Multiplan Empreendimentos Imobiliarios S.A.	451,313	6,637,384
PLA Administratora Industrial, S.A. de R.L. de C.V.	5,754,921	7,846,994
Shaftesbury PLC, REIT	634,794	7,837,332
TAG Immobilien AG	237,520	5,222,988
Unite Group PLC, REIT	1,233,199	14,012,898
		$ 196,022,357
Restaurants – 2.7%
Ajisen (China) Holdings Ltd.	12,368,037	$ 4,871,168
Cafe De Coral Holdings Ltd.	13,630,000	33,008,310
Domino's Pizza Enterprises Ltd. (l)	316,378	12,226,557
Domino's Pizza Group PLC	7,143,976	32,623,012
Greggs PLC	1,503,775	19,756,763
Heian Ceremony Service Co.	363,967	3,047,441
Jollibee Foods Corp.	1,686,170	8,309,603
Whitbread PLC	312,265	16,315,503
Yum China Holdings, Inc.	1,060,494	40,786,599
		$ 170,944,956
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 5.7%
Air Water, Inc.	376,000	$ 6,907,682
Croda International PLC	1,641,472	104,027,291
Elementis PLC	956,822	3,192,272
IMCD Group NV	218,300	14,631,737
Japan Pure Chemical Co. Ltd.	41,700	926,541
Kansai Paint Co. Ltd.	1,037,000	21,561,432
Mexichem S.A.B de C.V.	1,686,982	4,878,256
Nihon Parkerizing Co. Ltd.	1,049,600	15,130,394
PT Astra Agro Lestari Tbk	15,352,000	11,998,772
PTT Global Chemical PLC	6,126,700	13,314,893
Sika AG	491,940	67,792,610
SK KAKEN Co. Ltd.	58,000	5,474,416
Symrise AG	1,029,979	90,330,992
Taisei Lamick Co. Ltd.	185,500	5,219,099
Tikkurila Oyj	145,978	2,505,955
		$ 367,892,342
Specialty Stores – 3.3%
ABC-Mart, Inc.	362,200	$ 19,825,064
Dufry AG (l)	158,016	20,141,431
Esprit Holdings Ltd. (a)	6,185,199	1,923,611
Howden Joinery Group	2,075,162	14,684,882
Just Eat PLC (a)	4,402,178	45,258,141
MonotaRO Co. Ltd. (l)	507,000	22,438,694
Nitori Co. Ltd.	113,900	17,777,103
Ryohin Keikaku Co. Ltd.	52,800	18,599,106
Shimamura Co. Ltd.	52,800	4,649,777
Takeaway.com Holding B.V. (a)	565,352	37,764,474
XXL ASA	1,044,604	8,465,238
		$ 211,527,521
Telecommunications - Wireless – 0.6%
Cellnex Telecom S.A.U.	1,150,468	$ 28,950,194
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	10,676,150
		$ 39,626,344
Telephone Services – 0.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$ 6,833,381
PT XL Axiata Tbk (a)	9,609,807	1,689,931
		$ 8,523,312
Tobacco – 0.4%
Swedish Match AB	481,706	$ 23,862,780
Trucking – 2.8%
DSV A.S.	417,297	$ 33,682,289
Hitachi Transport System Ltd.	374,000	9,586,885
Kintetsu World Express, Inc.	277,200	5,726,021
Seino Holdings Co. Ltd.	411,500	7,299,697
SG Holdings Co. Ltd.	2,184,800	47,952,527
Yamato Holdings Co. Ltd.	2,581,100	76,093,668
		$ 180,341,087
Utilities - Electric Power – 0.4%
CESC Ltd.	1,205,789	$ 16,051,081
Equatorial Energia S.A.	558,700	8,184,993
		$ 24,236,074
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	16,299,206	$ 8,898,776
Companhia de Saneamento Basico do Estado de Sao Paulo	920,300	5,530,230
		$ 14,429,006
Total Common Stocks		$6,046,758,330
Preferred Stocks – 1.1%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	173,051	$ 22,145,891
General Merchandise – 0.2%
Lojas Americanas S.A.	2,658,500	$ 11,434,482
Metals & Mining – 0.1%
Gerdau S.A.	1,786,200	$ 6,410,641
Specialty Chemicals – 0.5%
Fuchs Petrolub SE	604,462	$ 29,792,136
Total Preferred Stocks		$ 69,783,150
Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 1.9% (v)	345,541,652	$ 345,541,652
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund, 1.82% (j)	15,011,255	$ 15,011,255
Other Assets, Less Liabilities – (0.5)%		(30,385,496)
Net Assets – 100.0%		$6,446,708,891
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $357,191,438 and $6,119,902,949, respectively.
(j)	The rate quoted is the annualized one-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,676,150, representing 0.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$1,344,289,121	$5,474,416	$—	$1,349,763,537
United Kingdom	982,668,794	236,238,269	—	1,218,907,063
Germany	284,012,470	156,169,367	—	440,181,837
Australia	249,784,756	—	—	249,784,756
China	208,108,619	—	—	208,108,619
India	202,973,831	—	—	202,973,831
Hong Kong	190,846,027	—	—	190,846,027
Switzerland	14,068,161	171,388,410	—	185,456,571
Spain	—	176,301,534	—	176,301,534
Other Countries	1,517,262,313	376,955,392	—	1,894,217,705
Mutual Funds	360,552,907	—	—	360,552,907
Total	$5,354,566,999	$1,122,527,388	$—	$6,477,094,387
10

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 2 investments presented above, equity investments amounting to $1,085,104,132 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $13,314,893 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At June 30, 2018, the value of securities loaned was $25,388,951. These loans were collateralized by cash of $15,011,255 and U.S. Treasury Obligations of $11,670,237.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	256,218,781	734,698,602	(645,375,731)	345,541,652
Midland Holdings Ltd.	43,113,000	—	—	43,113,000
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(7,461)	$15,141	$—	$3,037,820	$345,541,652
Midland Holdings Ltd.	—	(381,852)	—	274,701	11,649,786
	$(7,461)	$(366,711)	$—	$3,312,521	$357,191,438

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2018, are as follows:
Japan	21.0%
United Kingdom	18.9%
Germany	6.8%
United States	6.7%
Australia	3.9%
India	3.3%
China	3.2%
Hong Kong	3.0%
Spain	2.7%
Other Countries	30.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
11

Quarterly Report
June 30, 2018
MFS®  Research Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 3.9%
CACI International, Inc., “A” (a)	141,265	$ 23,810,216
Harris Corp.	108,684	15,709,185
Honeywell International, Inc.	513,617	73,986,529
Northrop Grumman Corp.	169,367	52,114,226
United Technologies Corp.	460,152	57,532,804
		$ 223,152,960
Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	202,116	$ 44,237,129
Molson Coors Brewing Co.	262,335	17,849,273
		$ 62,086,402
Apparel Manufacturers – 1.8%
Hanesbrands, Inc.	1,113,938	$ 24,528,915
NIKE, Inc., “B”	947,963	75,533,692
		$ 100,062,607
Biotechnology – 1.6%
Biogen, Inc. (a)	213,454	$ 61,952,889
Bio-Techne Corp.	176,353	26,091,426
		$ 88,044,315
Brokerage & Asset Managers – 3.2%
Blackstone Group LP	1,454,290	$ 46,784,509
Invesco Ltd.	944,732	25,092,082
NASDAQ, Inc.	384,713	35,112,756
TD Ameritrade Holding Corp.	948,344	51,940,801
TMX Group Ltd.	347,243	22,763,018
		$ 181,693,166
Business Services – 5.8%
Accenture PLC, “A”	310,299	$ 50,761,813
Cognizant Technology Solutions Corp., “A”	636,093	50,244,986
DXC Technology Co.	773,391	62,343,049
Fidelity National Information Services, Inc.	608,686	64,538,977
Fiserv, Inc. (a)	597,719	44,285,001
Global Payments, Inc.	491,774	54,827,883
		$ 327,001,709
Cable TV – 1.9%
Altice USA, Inc. (a)	990,550	$ 16,898,783
Comcast Corp., “A”	2,684,296	88,071,752
		$ 104,970,535
Chemicals – 2.6%
Celanese Corp.	186,549	$ 20,718,132
DowDuPont, Inc.	1,073,621	70,773,096
PPG Industries, Inc.	527,954	54,764,669
		$ 146,255,897
Computer Software – 5.1%
Adobe Systems, Inc. (a)	376,225	$ 91,727,417
Microsoft Corp.	1,096,559	108,131,683
Salesforce.com, Inc. (a)	629,532	85,868,165
		$ 285,727,265
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.0%
Apple, Inc.	287,072	$ 53,139,898
Constellation Software, Inc.	48,189	37,371,996
SS&C Technologies Holdings, Inc.	471,592	24,475,625
		$ 114,987,519
Construction – 0.8%
Sherwin-Williams Co.	117,887	$ 48,047,205
Consumer Products – 0.8%
Coty, Inc., “A”	1,386,426	$ 19,548,607
Newell Brands, Inc.	909,741	23,462,220
		$ 43,010,827
Consumer Services – 1.2%
Bookings Holdings, Inc. (a)	34,233	$ 69,393,372
Containers – 0.5%
Berry Global Group, Inc. (a)	627,927	$ 28,846,966
Electrical Equipment – 2.5%
HD Supply Holdings, Inc. (a)	900,785	$ 38,634,669
Johnson Controls International PLC	1,241,037	41,512,687
Sensata Technologies Holding PLC (a)	500,841	23,830,015
TE Connectivity Ltd.	424,171	38,200,840
		$ 142,178,211
Electronics – 1.8%
Analog Devices, Inc.	572,653	$ 54,928,876
NVIDIA Corp.	204,892	48,538,915
		$ 103,467,791
Energy - Independent – 2.3%
EOG Resources, Inc.	599,332	$ 74,574,881
EQT Corp.	485,909	26,812,459
Marathon Petroleum Corp.	388,889	27,284,452
		$ 128,671,792
Energy - Integrated – 1.1%
BP PLC, ADR	1,386,206	$ 63,294,166
Entertainment – 0.4%
Six Flags Entertainment Corp.	350,195	$ 24,531,160
Food & Beverages – 2.4%
J.M. Smucker Co.	204,417	$ 21,970,739
Mondelez International, Inc.	1,150,740	47,180,340
PepsiCo, Inc.	590,441	64,281,312
		$ 133,432,391
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	568,920	$ 45,035,707
Health Maintenance Organizations – 1.4%
Cigna Corp.	244,672	$ 41,582,007
Humana Inc.	122,445	36,443,305
		$ 78,025,312
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 2.1%
Aon PLC	551,775	$ 75,686,977
Chubb Ltd.	358,912	45,589,002
		$ 121,275,979
Internet – 7.2%
Alphabet, Inc., “A” (a)(s)	130,597	$ 147,468,826
Alphabet, Inc., “C” (a)	42,741	47,683,996
Baidu, Inc., ADR (a)	92,187	22,401,441
Facebook, Inc., “A” (a)(s)	820,431	159,426,152
LogMeIn, Inc.	286,544	29,585,668
		$ 406,566,083
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	488,208	$ 68,847,092
Machinery & Tools – 1.4%
Flowserve Corp.	207,476	$ 8,382,030
Roper Technologies, Inc.	208,786	57,606,145
SPX FLOW, Inc. (a)	256,128	11,210,723
		$ 77,198,898
Major Banks – 3.0%
Bank of America Corp.	2,909,095	$ 82,007,388
Morgan Stanley	350,621	16,619,435
PNC Financial Services Group, Inc.	514,469	69,504,762
		$ 168,131,585
Medical & Health Technology & Services – 1.3%
ICON PLC (a)	303,731	$ 40,253,470
McKesson Corp.	229,158	30,569,677
		$ 70,823,147
Medical Equipment – 3.8%
Danaher Corp.	495,895	$ 48,934,919
Medtronic PLC	957,287	81,953,340
PerkinElmer, Inc.	718,435	52,610,995
Steris PLC	298,192	31,313,142
		$ 214,812,396
Natural Gas - Distribution – 0.6%
Sempra Energy	286,566	$ 33,273,178
Natural Gas - Pipeline – 1.4%
Cheniere Energy, Inc. (a)	667,482	$ 43,513,152
Enterprise Products Partners LP	1,208,405	33,436,566
		$ 76,949,718
Network & Telecom – 1.5%
Cisco Systems, Inc.	2,024,978	$ 87,134,803
Oil Services – 0.9%
Liberty Oilfield Services, Inc. (a)(l)	856,563	$ 16,034,860
Schlumberger Ltd.	501,377	33,607,300
		$ 49,642,160
Other Banks & Diversified Financials – 6.9%
Citigroup, Inc. (s)	1,659,653	$ 111,063,979
Mastercard, Inc., “A”	712,218	139,965,081
Northern Trust Corp.	378,421	38,935,737
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
U.S. Bancorp	1,487,895	$ 74,424,508
Wintrust Financial Corp.	261,932	22,801,180
		$ 387,190,485
Pharmaceuticals – 6.0%
Bristol-Myers Squibb Co.	931,800	$ 51,565,812
Johnson & Johnson	1,048,582	127,234,940
Pfizer, Inc.	2,822,728	102,408,572
Zoetis, Inc.	646,141	55,044,752
		$ 336,254,076
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	201,917	$ 36,954,849
Kansas City Southern Co.	335,253	35,523,408
		$ 72,478,257
Real Estate – 2.0%
Public Storage, Inc., REIT	222,455	$ 50,466,141
Store Capital Corp., REIT	2,312,660	63,366,884
		$ 113,833,025
Restaurants – 1.7%
Aramark	628,813	$ 23,328,962
Dave & Buster's, Inc. (a)	393,917	18,750,449
Starbucks Corp.	1,147,915	56,075,648
		$ 98,155,059
Specialty Stores – 6.5%
Amazon.com, Inc. (a)	120,960	$ 205,607,808
Costco Wholesale Corp.	273,586	57,174,002
TJX Cos., Inc.	634,872	60,427,117
Tractor Supply Co.	565,131	43,226,870
		$ 366,435,797
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT	434,876	$ 62,696,073
Telephone Services – 0.7%
AT&T, Inc.	14,831	$ 476,215
Verizon Communications, Inc.	727,340	36,592,475
		$ 37,068,690
Tobacco – 1.0%
Philip Morris International, Inc.	717,349	$ 57,918,758
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	504,238	$ 34,918,482
CMS Energy Corp.	818,756	38,710,784
Duke Energy Corp.	403,852	31,936,616
NextEra Energy, Inc.	262,341	43,818,817
		$ 149,384,699
Total Common Stocks		$5,597,987,233
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.9% (v)	48,894,671	$ 48,894,671
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 1.82% (j)	4,625,450	$ 4,625,450
Securities Sold Short – (0.2)%
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(116,649)	$ (12,577,095)
Other Assets, Less Liabilities – 0.0%		3,869,254
Net Assets – 100.0%		$5,642,799,513
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $48,894,671 and $5,602,612,683, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At June 30, 2018, the fund had cash collateral of $193,185 and other liquid securities with an aggregate value of $22,650,047 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,597,987,233	$—	$—	$5,597,987,233
Mutual Funds	53,520,121	—	—	53,520,121
Total	$5,651,507,354	$—	$—	$5,651,507,354
Securities Sold Short	$(12,577,095)	$—	$—	$(12,577,095)
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	56,288,257	567,941,788	(575,335,374)	48,894,671
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$4,188	$3,952	$—	$593,781	$48,894,671

7

Quarterly Report
June 30, 2018
MFS®  Total Return Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.8%
Aerospace – 2.9%
Boeing Co.	135,455	$ 45,446,507
Harris Corp.	62,058	8,969,863
Honeywell International, Inc.	436,779	62,918,015
Lockheed Martin Corp.	132,125	39,033,689
Northrop Grumman Corp.	74,754	23,001,806
United Technologies Corp.	364,849	45,617,070
		$ 224,986,950
Airlines – 0.2%
Copa Holdings S.A., “A”	55,659	$ 5,266,455
Delta Air Lines, Inc.	213,599	10,581,694
		$ 15,848,149
Alcoholic Beverages – 0.4%
Diageo PLC	834,190	$ 29,943,818
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	343,791	$ 7,570,278
LVMH Moet Hennessy Louis Vuitton SE	34,373	11,426,230
NIKE, Inc., “B”	168,182	13,400,742
		$ 32,397,250
Automotive – 0.7%
Aptiv PLC	242,576	$ 22,227,239
General Motors Co.	230,087	9,065,428
Harley-Davidson, Inc.	50,346	2,118,560
Lear Corp.	39,950	7,423,109
Toyota Motor Corp.	232,500	15,056,903
		$ 55,891,239
Biotechnology – 0.1%
Biogen, Inc. (a)	24,250	$ 7,038,320
Broadcasting – 0.5%
Interpublic Group of Companies, Inc.	543,479	$ 12,739,148
Omnicom Group, Inc.	355,141	27,086,604
		$ 39,825,752
Brokerage & Asset Managers – 1.5%
Apollo Global Management LLC, “A”	607,010	$ 19,345,409
BlackRock, Inc.	63,119	31,498,906
Blackstone Group LP	381,770	12,281,541
Charles Schwab Corp.	183,583	9,381,091
Franklin Resources, Inc.	8,951	286,880
Invesco Ltd.	217,250	5,770,160
NASDAQ, Inc.	197,660	18,040,428
T. Rowe Price Group, Inc.	176,660	20,508,459
		$ 117,112,874
Business Services – 2.6%
Accenture PLC, “A”	434,238	$ 71,036,994
Amdocs Ltd.	209,894	13,892,884
Cognizant Technology Solutions Corp., “A”	82,750	6,536,423
DXC Technology Co.	625,330	50,407,851
Equifax, Inc.	133,616	16,716,698
Fidelity National Information Services, Inc.	168,649	17,881,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Fiserv, Inc. (a)	205,947	$ 15,258,613
Worldpay, Inc. (a)	115,851	9,474,295
		$ 201,205,611
Cable TV – 1.2%
Comcast Corp., “A”	2,929,116	$ 96,104,296
Chemicals – 1.5%
3M Co.	158,723	$ 31,223,988
Celanese Corp.	128,244	14,242,779
DowDuPont, Inc.	273,728	18,044,150
PPG Industries, Inc.	516,109	53,535,987
		$ 117,046,904
Computer Software – 1.7%
Adobe Systems, Inc. (a)	193,793	$ 47,248,671
Check Point Software Technologies Ltd. (a)	85,860	8,386,805
Microsoft Corp.	665,573	65,632,153
Oracle Corp.	284,411	12,531,149
		$ 133,798,778
Computer Software - Systems – 0.6%
Apple, Inc.	138,924	$ 25,716,222
Hewlett Packard Enterprise	332,599	4,859,271
International Business Machines Corp.	29,558	4,129,253
Seagate Technology PLC	136,460	7,705,896
Western Digital Corp.	93,100	7,206,871
		$ 49,617,513
Construction – 0.7%
Pulte Homes, Inc.	288,602	$ 8,297,307
Sherwin-Williams Co.	64,409	26,251,176
Stanley Black & Decker, Inc.	133,607	17,744,346
		$ 52,292,829
Consumer Products – 1.1%
Colgate-Palmolive Co.	48,451	$ 3,140,109
Coty, Inc., “A”	777,609	10,964,287
Kimberly-Clark Corp.	252,275	26,574,649
Newell Brands, Inc.	873,925	22,538,526
Procter & Gamble Co.	44,687	3,488,267
Reckitt Benckiser Group PLC	176,032	14,494,334
Tupperware Brands Corp.	125,083	5,158,423
		$ 86,358,595
Containers – 0.2%
Crown Holdings, Inc. (a)	269,379	$ 12,057,404
Electrical Equipment – 0.6%
HD Supply Holdings, Inc. (a)	80,289	$ 3,443,595
Johnson Controls International PLC	1,354,228	45,298,927
		$ 48,742,522
Electronics – 1.5%
Analog Devices, Inc.	68,640	$ 6,583,949
Broadcom, Inc.	39,009	9,465,144
Intel Corp.	314,758	15,646,620
Maxim Integrated Products, Inc.	219,156	12,855,691
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	747,276	27,320,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	381,256	$ 42,033,474
		$ 113,905,288
Energy - Independent – 1.6%
Anadarko Petroleum Corp.	206,876	$ 15,153,667
EOG Resources, Inc.	267,590	33,296,224
EQT Corp.	143,938	7,942,499
Hess Corp.	179,564	12,011,036
Marathon Petroleum Corp.	116,778	8,193,144
Noble Energy, Inc.	267,908	9,451,794
Occidental Petroleum Corp.	145,835	12,203,473
Phillips 66	118,050	13,258,196
Pioneer Natural Resources Co.	55,676	10,536,126
		$ 122,046,159
Energy - Integrated – 1.4%
BP PLC	3,553,526	$ 27,057,318
Chevron Corp.	248,146	31,373,099
Eni S.p.A.	760,226	14,121,218
Exxon Mobil Corp.	400,273	33,114,585
		$ 105,666,220
Food & Beverages – 2.5%
Archer Daniels Midland Co.	402,682	$ 18,454,916
Coca-Cola European Partners PLC	185,300	7,530,592
Danone S.A.	200,687	14,711,725
General Mills, Inc.	704,673	31,188,827
J.M. Smucker Co.	56,778	6,102,499
Marine Harvest A.S.A.	878,533	17,496,553
Mondelez International, Inc.	197,052	8,079,132
Nestle S.A.	450,426	34,870,532
PepsiCo, Inc.	70,546	7,680,343
Pinnacle Foods, Inc.	119,111	7,749,362
Tyson Foods, Inc., “A”	577,094	39,732,922
		$ 193,597,403
Food & Drug Stores – 0.2%
Kroger Co.	440,743	$ 12,539,138
Furniture & Appliances – 0.1%
Whirlpool Corp. (l)	67,422	$ 9,859,119
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	60,330	$ 7,637,778
General Merchandise – 0.1%
Kohl's Corp.	55,670	$ 4,058,343
Health Maintenance Organizations – 0.8%
Cigna Corp.	175,418	$ 29,812,289
Humana Inc.	115,047	34,241,439
		$ 64,053,728
Insurance – 3.5%
Aon PLC	329,874	$ 45,248,817
Chubb Ltd.	426,752	54,206,039
MetLife, Inc.	1,331,716	58,062,818
Prudential Financial, Inc.	448,883	41,975,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Travelers Cos., Inc.	332,358	$ 40,660,678
Unum Group	244,976	9,061,662
Zurich Insurance Group AG	65,726	19,496,263
		$ 268,711,326
Internet – 1.2%
Alphabet, Inc., “A” (a)	20,547	$ 23,201,467
Facebook, Inc., “A” (a)	336,398	65,368,859
		$ 88,570,326
Leisure & Toys – 0.1%
Electronic Arts, Inc. (a)	42,109	$ 5,938,211
Hasbro, Inc.	33,629	3,104,293
		$ 9,042,504
Machinery & Tools – 1.6%
AGCO Corp.	79,180	$ 4,807,810
Allison Transmission Holdings, Inc.	66,593	2,696,351
Deere & Co.	68,394	9,561,481
Eaton Corp. PLC	771,956	57,695,991
Illinois Tool Works, Inc.	229,400	31,781,076
Ingersoll-Rand Co. Ltd., “A”	122,039	10,950,559
Regal Beloit Corp.	53,220	4,353,396
		$ 121,846,664
Major Banks – 6.2%
Bank of America Corp.	2,082,130	$ 58,695,245
Bank of New York Mellon Corp.	841,967	45,407,280
BNP Paribas	89,962	5,576,252
Goldman Sachs Group, Inc.	263,342	58,085,345
JPMorgan Chase & Co.	1,417,825	147,737,365
Morgan Stanley	365,232	17,311,997
PNC Financial Services Group, Inc.	313,422	42,343,312
Royal Bank of Canada	110,123	8,291,998
State Street Corp.	342,589	31,891,610
Sumitomo Mitsui Financial Group, Inc.	113,700	4,422,095
Wells Fargo & Co.	927,746	51,434,238
Westpac Banking Corp.	410,690	8,905,182
		$ 480,101,919
Medical & Health Technology & Services – 1.3%
AmerisourceBergen Corp.	111,944	$ 9,545,465
CVS Health Corp.	261,067	16,799,661
Express Scripts Holding Co. (a)	213,982	16,521,550
McKesson Corp.	293,665	39,174,911
Walgreens Boots Alliance, Inc.	254,700	15,285,821
		$ 97,327,408
Medical Equipment – 3.0%
Abbott Laboratories	711,950	$ 43,421,831
Danaher Corp.	560,996	55,359,085
Medtronic PLC	702,817	60,168,163
Thermo Fisher Scientific, Inc.	273,252	56,601,419
Zimmer Biomet Holdings, Inc.	110,118	12,271,550
		$ 227,822,048
Metals & Mining – 0.3%
Rio Tinto PLC	457,148	$ 25,213,011

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.2%
ENGIE	531,818	$ 8,138,879
Sempra Energy	93,462	10,851,873
		$ 18,990,752
Natural Gas - Pipeline – 0.9%
Enterprise Products Partners LP	1,121,909	$ 31,043,222
MPLX LP	226,880	7,745,683
Plains All American Pipeline LP	438,622	10,369,024
Plains GP Holdings LP	464,902	11,115,807
Williams Partners LP	294,549	11,955,744
		$ 72,229,480
Network & Telecom – 0.7%
Cisco Systems, Inc.	1,187,388	$ 51,093,306
Oil Services – 0.5%
Schlumberger Ltd.	529,420	$ 35,487,023
Other Banks & Diversified Financials – 2.5%
American Express Co.	171,798	$ 16,836,204
Citigroup, Inc.	1,209,190	80,918,995
Discover Financial Services	259,629	18,280,478
SunTrust Banks, Inc.	138,801	9,163,642
U.S. Bancorp	1,049,111	52,476,532
Visa, Inc., “A”	91,277	12,089,639
		$ 189,765,490
Pharmaceuticals – 4.0%
Bayer AG	219,919	$ 24,231,100
Bristol-Myers Squibb Co.	506,380	28,023,069
Eli Lilly & Co.	465,490	39,720,262
Johnson & Johnson	664,756	80,661,493
Merck & Co., Inc.	222,276	13,492,153
Mylan N.V. (a)	198,261	7,165,152
Novartis AG	130,632	9,894,661
Pfizer, Inc.	2,571,320	93,287,490
Roche Holding AG	53,346	11,870,296
		$ 308,345,676
Printing & Publishing – 0.3%
Moody's Corp.	69,934	$ 11,927,943
Transcontinental, Inc.	404,555	9,394,945
		$ 21,322,888
Railroad & Shipping – 1.1%
Canadian National Railway Co.	109,124	$ 8,920,887
Union Pacific Corp.	553,964	78,485,620
		$ 87,406,507
Real Estate – 1.2%
AGNC Investment Corp., REIT	177,535	$ 3,300,376
Annaly Mortgage Management, Inc., REIT	805,789	8,291,569
Extra Space Storage, Inc., REIT	147,500	14,721,975
Medical Properties Trust, Inc., REIT	2,006,511	28,171,414
Public Storage, Inc., REIT	28,239	6,406,299
Simon Property Group, Inc., REIT	69,221	11,780,722
Store Capital Corp., REIT	605,045	16,578,233
		$ 89,250,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.2%
Aramark	251,609	$ 9,334,694
Starbucks Corp.	107,095	5,231,591
		$ 14,566,285
Specialty Chemicals – 0.1%
Axalta Coating Systems Ltd. (a)	331,862	$ 10,058,737
Specialty Stores – 0.8%
Amazon.com, Inc. (a)	7,980	$ 13,564,404
Best Buy Co., Inc.	117,058	8,730,186
Ross Stores, Inc.	252,127	21,367,763
Tractor Supply Co.	120,860	9,244,581
Urban Outfitters, Inc. (a)	215,840	9,615,672
		$ 62,522,606
Telephone Services – 0.5%
AT&T, Inc.	102,415	$ 3,288,545
Verizon Communications, Inc.	640,509	32,224,008
		$ 35,512,553
Tobacco – 2.0%
Altria Group, Inc.	816,070	$ 46,344,615
Japan Tobacco, Inc.	269,100	7,522,599
Philip Morris International, Inc.	1,231,895	99,463,202
		$ 153,330,416
Trucking – 0.2%
United Parcel Service, Inc., “B”	171,326	$ 18,199,961
Utilities - Electric Power – 2.2%
American Electric Power Co., Inc.	129,896	$ 8,995,298
Duke Energy Corp.	464,980	36,770,618
Exelon Corp.	899,602	38,323,045
PPL Corp.	716,651	20,460,386
Public Service Enterprise Group, Inc.	231,475	12,532,057
Southern Co.	458,313	21,224,475
SSE PLC	866,959	15,489,275
WEC Energy Group, Inc.	123,483	7,983,176
Xcel Energy, Inc.	136,131	6,218,464
		$ 167,996,794
Total Common Stocks		$4,608,346,248
Bonds – 39.2%
Aerospace – 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$2,300,000	$ 2,161,540
L3 Technologies, Inc., 3.85%, 6/15/2023	4,169,000	4,160,331
		$ 6,321,871
Agency - Other – 0.0%
Financing Corp., 9.65%, 11/02/2018	$2,850,000	$ 2,925,876
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027	$5,191,000	$ 4,950,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 2.7%
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.605% (LIBOR-3mo. + 1.25%), 10/18/2027 (z)	$10,945,000	$ 10,934,613
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)	3,623,868	3,309,942
Benchmark Mortgage Trust, “2018-B1”, 3.666%, 1/15/2051	14,125,000	14,080,605
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	42,986	1,328
Cent CLO LP, 2014-21A, “A1”, FLR, 3.576% (LIBOR-3mo. + 1.21%), 7/27/2026 (n)	8,445,823	8,447,054
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.073% (LIBOR-1mo. + 1%), 6/15/2028 (z)	4,300,693	4,313,397
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (z)	4,980,000	4,963,327
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	2,697,939	2,641,928
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,919,623
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,657,661
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,113,827
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	6,269,840	6,169,555
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	9,017,556	8,804,106
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,483,783
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029 (z)	8,528,000	8,502,800
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,597,804
Figueroa CLO Ltd., 2014-1A, “BR”, 0%, 1/15/2027 (w)(z)	3,980,000	3,980,000
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	3,369,000	3,353,476
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,092,000	3,067,860
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	1,004,858	1,017,425
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,587,211
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	5,548,813	5,425,452
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,078,669
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	3,202,980	3,135,467
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 3.155% (LIBOR-3mo. + 0.8%), 1/18/2028 (z)	5,000,000	5,000,060
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,115,475
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	3,845,411
Morgan Stanley Capital I, Inc., 1.303%, 11/15/2030 (i)(n)	3,475,647	173
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.155% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,085,345
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	2,033,461	1,932,538
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	15,244,000	15,080,276
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,340,485
		$ 209,986,676
Automotive – 0.4%
Daimler Finance North America LLC, 3.35%, 5/04/2021 (n)	$7,452,000	$ 7,423,059
Ford Motor Credit Co. LLC, 3.47%, 4/05/2021	1,990,000	1,977,981
General Motors Co., 5.15%, 4/01/2038	2,127,000	2,024,309
General Motors Co., 6.75%, 4/01/2046	3,268,000	3,620,421
General Motors Financial Co., Inc., 3.2%, 7/06/2021	6,388,000	6,304,884
General Motors Financial Co., Inc., 4.35%, 4/09/2025	3,361,000	3,312,792
Lear Corp., 3.8%, 9/15/2027	5,353,000	5,026,101
		$ 29,689,547
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 3.2%, 1/25/2028	$14,000,000	$ 13,407,910
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,064,000	2,968,034
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,359,000	2,336,139
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	4,411,000	4,228,976
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,205,617
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	6,680,352
		$ 36,827,028
Building – 0.1%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$3,379,000	$ 3,169,756
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	2,542,453
Masco Corp., 4.375%, 4/01/2026	5,605,000	5,584,778
		$ 11,296,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.1%
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	$1,829,000	$ 1,698,747
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	2,718,000	2,625,686
		$ 4,324,433
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$ 5,377,634
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	8,852,332
		$ 14,229,966
Chemicals – 0.1%
Sherwin-Williams Co., 2.25%, 5/15/2020	$3,168,000	$ 3,115,371
Sherwin-Williams Co., 4.5%, 6/01/2047	3,394,000	3,239,280
		$ 6,354,651
Computer Software – 0.1%
Microsoft Corp., 4.25%, 2/06/2047	$9,857,000	$ 10,455,907
Computer Software - Systems – 0.3%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$ 9,432,485
Apple, Inc., 3.35%, 2/09/2027	6,546,000	6,392,149
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,047,156
		$ 20,871,790
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,003,000	$ 5,989,374
Consumer Services – 0.3%
Alibaba Group Holding Ltd., 4%, 12/06/2037	$1,677,000	$ 1,552,649
Priceline Group, Inc., 2.75%, 3/15/2023	12,304,000	11,870,750
Visa, Inc., 3.15%, 12/14/2025	9,366,000	9,060,467
		$ 22,483,866
Electronics – 0.1%
Intel Corp., 4.1%, 5/11/2047	$5,182,000	$ 5,167,168
Emerging Market Quasi-Sovereign – 0.1%
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	$5,329,000	$ 5,311,787
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	5,493,000	5,328,485
		$ 10,640,272
Energy - Integrated – 0.1%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$ 1,711,856
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,092,267
		$ 6,804,123
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$4,386,000	$ 4,050,756
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,850,000	$ 8,218,582
Constellation Brands, Inc., 3.5%, 5/09/2027	6,557,000	6,210,804
Danone S.A., 2.947%, 11/02/2026 (n)	9,735,000	8,949,970
Kraft Heinz Foods Co., 3%, 6/01/2026	7,965,000	7,172,671
Kraft Heinz Foods Co., 5%, 7/15/2035	2,282,000	2,248,019
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	1,411,000	1,410,002
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,250,655
		$ 38,460,703

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.1%
Marriott International, Inc., 4%, 4/15/2028	$6,516,000	$ 6,362,770
Insurance – 0.2%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$ 10,955,042
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	7,727,434
		$ 18,682,476
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$ 9,797,631
Insurance - Property & Casualty – 0.2%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$ 3,066,830
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	3,991,945
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,573,160
		$ 12,631,935
International Market Quasi-Sovereign – 0.2%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$ 7,409,970
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	9,743,914
		$ 17,153,884
Internet – 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$6,460,000	$ 6,358,811
Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$ 8,456,929
Major Banks – 2.2%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$ 6,391,469
Bank of America Corp., 5.49%, 3/15/2019	4,135,000	4,204,619
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,101,337
Bank of America Corp., 3.004%, 12/20/2023	4,297,000	4,166,101
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	10,832,414
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026	5,404,000	5,199,277
Bank of America Corp., 3.5%, 4/19/2026	10,585,000	10,238,535
Bank of New York Mellon Corp., 2.6%, 8/17/2020	9,483,000	9,388,425
Barclays PLC, 4.338% to 5/16/2023, FLR to 5/16/2024	2,666,000	2,633,040
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,567,000	2,730,431
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	5,017,000	4,817,963
ING Bank N.V., 5.8%, 9/25/2023 (n)	6,238,000	6,609,986
JPMorgan Chase & Co., 3.2%, 1/25/2023	7,972,000	7,829,347
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR to 2/01/2028	16,313,000	15,915,853
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR to 1/23/2049	3,658,000	3,284,390
Morgan Stanley, 3.125%, 1/23/2023	6,690,000	6,527,661
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,531,540
Morgan Stanley, 4%, 7/23/2025	2,939,000	2,930,061
Morgan Stanley, 3.625%, 1/20/2027	14,924,000	14,330,413
PNC Bank N.A., 2.3%, 6/01/2020	6,621,000	6,520,551
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	9,760,000	9,481,073
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR-3mo. + 1.754%), 5/18/2029	4,484,000	4,464,042
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,029,708
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	7,396,000	7,348,492
		$ 167,506,728
Medical & Health Technology & Services – 0.6%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$3,650,000	$ 3,622,625
Becton, Dickinson and Co., 3.125%, 11/08/2021	3,168,000	3,122,043
Becton, Dickinson and Co., 4.669%, 6/06/2047	6,553,000	6,332,959

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
CVS Health Corp., 5.05%, 3/25/2048	$2,775,000	$ 2,824,107
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,477,916
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	6,000,000	5,870,253
Life Technologies Corp., 6%, 3/01/2020	3,000,000	3,127,037
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,101,354
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	477,508
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	3,985,731
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	6,746,651
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	10,000,000	9,348,768
		$ 50,036,952
Medical Equipment – 0.3%
Abbott Laboratories, 4.9%, 11/30/2046	$6,534,000	$ 7,034,039
Medtronic, Inc., 4.375%, 3/15/2035	6,802,000	7,034,621
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	7,149,000	6,805,210
Zimmer Biomet Holdings, Inc., FLR, 3.076% (LIBOR-3mo. + 0.75%), 3/19/2021	2,923,000	2,927,928
		$ 23,801,798
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$5,964,000	$ 5,950,939
Glencore Funding LLC, 4%, 3/27/2027 (n)	4,355,000	4,110,794
		$ 10,061,733
Midstream – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$ 9,051,042
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	805,568
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,292,035
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,672,640
MPLX LP, 4.5%, 4/15/2038	2,748,000	2,538,183
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	7,742,375
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9,830,000	9,989,122
		$ 41,090,965
Mortgage-Backed – 10.2%
Fannie Mae, 4.5%, 7/01/2018 - 6/01/2044	$37,160,802	$ 39,065,668
Fannie Mae, 2.578%, 9/25/2018	376,901	376,290
Fannie Mae, 6%, 11/01/2018 - 7/01/2037	9,385,109	10,345,116
Fannie Mae, 5%, 12/01/2018 - 3/01/2042	12,887,382	13,788,530
Fannie Mae, 5.5%, 6/01/2019 - 4/01/2040	17,599,639	19,076,088
Fannie Mae, 4.6%, 9/01/2019	708,385	721,517
Fannie Mae, 2.288%, 4/25/2020	601,757	601,398
Fannie Mae, 4.58%, 1/01/2021	555,972	568,942
Fannie Mae, 3.99%, 7/01/2021	518,559	531,123
Fannie Mae, 2.67%, 3/01/2022	882,405	867,885
Fannie Mae, 2.73%, 4/01/2023	634,232	622,743
Fannie Mae, 2.41%, 5/01/2023	961,927	935,084
Fannie Mae, 2.55%, 5/01/2023	905,123	885,311
Fannie Mae, 2.59%, 5/01/2023	950,310	931,085
Fannie Mae, 2.62%, 5/01/2023	632,920	620,965
Fannie Mae, 5.25%, 8/01/2024	968,450	1,035,213
Fannie Mae, 2.7%, 7/01/2025	1,007,000	971,349
Fannie Mae, 3.43%, 6/01/2026	1,164,192	1,168,924
Fannie Mae, 4.54%, 7/01/2026	984,807	1,040,782
Fannie Mae, 2.28%, 11/01/2026	1,398,204	1,299,543
Fannie Mae, 2.683%, 12/25/2026	4,588,000	4,317,026
Fannie Mae, 3.95%, 1/01/2027	947,559	984,017
Fannie Mae, 4.01%, 1/01/2029	794,437	833,557
Fannie Mae, 4.96%, 6/01/2030	565,914	614,200
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	3,408,675	3,779,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 12/01/2031 - 11/01/2046	$32,227,877	$ 31,598,666
Fannie Mae, 4%, 9/01/2040 - 9/01/2047	161,618,656	165,563,456
Fannie Mae, 3.5%, 11/01/2041 - 8/01/2047	116,014,658	115,989,625
Fannie Mae, 2%, 5/25/2044	1,862,695	1,778,007
Freddie Mac, 2.412%, 8/25/2018	726,097	724,857
Freddie Mac, 6%, 12/01/2018 - 6/01/2037	4,149,233	4,545,281
Freddie Mac, 4.5%, 1/01/2019 - 5/01/2042	6,637,428	6,956,305
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	3,624,299	3,927,212
Freddie Mac, 5.085%, 3/25/2019	6,789,000	6,856,244
Freddie Mac, 5%, 5/01/2019 - 7/01/2041	6,649,798	7,085,416
Freddie Mac, 2.456%, 8/25/2019	1,100,000	1,096,907
Freddie Mac, 1.869%, 11/25/2019	2,097,893	2,072,566
Freddie Mac, 2.313%, 3/25/2020	615,229	610,361
Freddie Mac, 3.808%, 8/25/2020	5,900,000	6,001,272
Freddie Mac, 3.034%, 10/25/2020	1,781,000	1,781,558
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,194,393
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,414,188
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,598,143
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,222,511
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,043,635
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,047,731
Freddie Mac, 3.06%, 7/25/2023	4,461,000	4,451,878
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,457,277
Freddie Mac, 1.018%, 4/25/2024 (i)	11,398,642	479,048
Freddie Mac, 0.637%, 7/25/2024 (i)	40,823,000	1,223,306
Freddie Mac, 0.747%, 7/25/2024 (i)	14,208,285	441,321
Freddie Mac, 0.432%, 8/25/2024 (i)	44,106,000	916,068
Freddie Mac, 0.532%, 8/25/2024 (i)	82,133,885	1,815,660
Freddie Mac, 3.064%, 8/25/2024	2,295,000	2,281,469
Freddie Mac, 0.492%, 10/25/2024 (i)	60,327,221	1,200,288
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,007,852
Freddie Mac, 0.401%, 11/25/2024 (i)	44,690,000	801,654
Freddie Mac, 2.67%, 12/25/2024 - 3/25/2026	9,792,000	9,436,900
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,729,987
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,257,909
Freddie Mac, 3.151%, 11/25/2025	2,984,000	2,967,515
Freddie Mac, 3.3%, 10/25/2026	2,495,000	2,485,806
Freddie Mac, 3.413%, 12/25/2026	2,318,000	2,326,545
Freddie Mac, 3.43%, 1/25/2027	2,273,257	2,281,155
Freddie Mac, 3.224%, 3/25/2027	3,711,000	3,670,088
Freddie Mac, 0.772%, 6/25/2027 (i)	39,273,000	2,046,123
Freddie Mac, 0.891%, 6/25/2027 (i)	12,874,694	728,233
Freddie Mac, 3.117%, 6/25/2027	3,312,000	3,237,118
Freddie Mac, 0.714%, 7/25/2027 (i)	34,302,137	1,548,309
Freddie Mac, 3.194%, 7/25/2027	3,661,000	3,600,948
Freddie Mac, 0.461%, 8/25/2027 (i)	27,934,000	815,271
Freddie Mac, 0.569%, 8/25/2027 (i)	18,338,262	629,488
Freddie Mac, 3.244%, 8/25/2027	2,336,000	2,304,577
Freddie Mac, 0.406%, 9/25/2027 (i)	30,183,000	768,366
Freddie Mac, 0.496%, 9/25/2027 - 12/25/2027 (i)	77,922,467	2,394,025
Freddie Mac, 3.187%, 9/25/2027	2,185,000	2,140,209
Freddie Mac, 0.292%, 11/25/2027 (i)	34,214,134	836,409
Freddie Mac, 0.325%, 11/25/2027 (i)	47,333,000	904,841
Freddie Mac, 0.457%, 11/25/2027 (i)	30,498,104	845,536
Freddie Mac, 3.303%, 11/25/2027	803,000	793,738
Freddie Mac, 0.369%, 12/25/2027 (i)	29,308,000	673,782
Freddie Mac, 0.413%, 12/25/2027 (i)	32,765,000	863,102
Freddie Mac, 3.65%, 2/25/2028	2,634,000	2,676,581
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,148,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.45%, 11/25/2032 (i)	$26,324,646	$ 856,599
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	2,201,672	2,458,463
Freddie Mac, 4%, 11/01/2040 - 8/01/2047	58,894,193	60,231,904
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	66,819,786	66,747,260
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	49,066,205	47,774,087
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	3,595,861	4,009,328
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	3,010,809	3,273,605
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	7,354,484	7,764,381
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	995,923	1,062,278
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	8,336,125	8,620,682
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	13,440,149	13,590,253
Ginnie Mae, 0.658%, 2/16/2059 (i)	21,914,023	1,350,327
		$ 788,016,901
Network & Telecom – 0.3%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$ 5,896,616
AT&T, Inc., 3.4%, 5/15/2025	9,074,000	8,509,046
AT&T, Inc., 5.45%, 3/01/2047	7,845,000	7,700,544
		$ 22,106,206
Oils – 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,722,000	$ 7,541,602
Marathon Petroleum Corp., 4.75%, 9/15/2044	5,246,000	4,991,127
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	7,964,831
		$ 20,497,560
Other Banks & Diversified Financials – 0.6%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$ 5,059,572
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,064,352
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,041,045
Capital One Financial Corp., 2.5%, 5/12/2020	6,335,000	6,245,162
Citigroup, Inc., 2.5%, 9/26/2018	10,880,000	10,876,915
Citigroup, Inc., 3.52% to 10/27/2027, FLR to 10/27/2028	10,000,000	9,395,396
Citizens Bank N.A., 2.25%, 3/02/2020	2,571,000	2,528,957
SunTrust Banks, Inc., 2.35%, 11/01/2018	2,541,000	2,539,592
		$ 46,750,991
Pharmaceuticals – 0.1%
Actavis Funding SCS, 3%, 3/12/2020	$1,375,000	$ 1,368,484
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (z)	2,713,000	2,713,114
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,768,920
		$ 7,850,518
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$4,185,000	$ 4,128,377
Retailers – 0.1%
Dollar Tree, Inc., 4%, 5/15/2025	$3,262,000	$ 3,187,961
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	1,948,578
		$ 5,136,539
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 3%, 6/15/2023	$3,756,000	$ 3,601,554
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	3,480,185
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,960,000	5,848,158
Crown Castle International Corp., 3.65%, 9/01/2027	6,018,000	5,597,685
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,040,000	2,092,188
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,389,000	2,373,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 4.125%, 5/30/2025	$2,267,000	$ 2,258,379
		$ 25,252,009
Tobacco – 0.1%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	$6,137,000	$ 6,073,748
Reynolds American, Inc., 5.85%, 8/15/2045	4,748,000	5,183,365
		$ 11,257,113
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$ 7,974,336
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$149,303	$ 152,498
Small Business Administration, 4.77%, 4/01/2024	454,395	466,018
Small Business Administration, 5.18%, 5/01/2024	636,069	654,096
Small Business Administration, 5.52%, 6/01/2024	293,644	304,472
Small Business Administration, 4.99%, 9/01/2024	679,338	700,951
Small Business Administration, 4.95%, 3/01/2025	522,497	537,438
		$ 2,815,473
U.S. Treasury Obligations – 15.6%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$ 1,855,887
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,190,127
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	6,445,238
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	5,925,888
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	32,967,364
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,201,488
U.S. Treasury Bonds, 3.5%, 2/15/2039	26,379,000	28,738,684
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,218,360
U.S. Treasury Bonds, 2.875%, 5/15/2043	152,886,900	150,223,323
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	4,844,169
U.S. Treasury Bonds, 2.875%, 11/15/2046	44,148,000	43,225,376
U.S. Treasury Notes, 1%, 6/30/2019	179,548,000	177,163,378
U.S. Treasury Notes, 1.625%, 6/30/2019	101,395,000	100,654,341
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	56,102,135
U.S. Treasury Notes, 3.125%, 5/15/2021	99,605,000	100,978,459
U.S. Treasury Notes, 1.75%, 11/30/2021	140,769,000	136,611,916
U.S. Treasury Notes, 1.75%, 9/30/2022	211,926,000	203,838,043
U.S. Treasury Notes, 2.5%, 8/15/2023	80,864,000	79,913,217
U.S. Treasury Notes, 2.125%, 7/31/2024	26,500,000	25,507,285
U.S. Treasury Notes, 2%, 11/15/2026	12,197,000	11,430,400
U.S. Treasury Notes, 2.75%, 2/15/2028	18,441,000	18,283,243
U.S. Treasury Notes, 3%, 11/15/2045	3,542,000	3,554,452
		$ 1,198,872,773
Utilities - Electric Power – 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$ 3,592,881
Dominion Resources, Inc., 3.625%, 12/01/2024	6,000,000	5,883,697
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,432,069
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	7,076,000	6,690,695
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,229,873
Oncor Electric Delivery Co., 7%, 9/01/2022	4,555,000	5,189,037
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,843,519
PPL Corp., 3.4%, 6/01/2023	4,920,000	4,839,029
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,085,606
Southern Co., 2.15%, 9/01/2019	7,000,000	6,938,898
		$ 51,725,304
Total Bonds		$3,016,157,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
NextEra Energy, Inc., 6.123%	62,103	$ 3,546,081
NextEra Energy, Inc., 6.371%	71,788	5,329,541
Total Convertible Preferred Stocks		$ 8,875,622
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	168,110	$ 5,679,086
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.9% (v)	54,956,255	$ 54,956,255
Other Assets, Less Liabilities – 0.1%		9,145,969
Net Assets – 100.0%		$7,703,160,996
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $54,956,255 and $7,639,058,772, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $173,965,975, representing 2.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At June 30, 2018, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.605% (LIBOR-3mo. + 1.25%), 10/18/2027	10/04/17	$10,945,000	$10,934,613
Bayer U.S. Finance LLC, 3.875%, 12/15/2023	6/18/18	2,704,179	2,713,114
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.702% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	3,623,868	3,309,942
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	42,104	1,328
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.073% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	4,300,693	4,313,397
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030	4/11/18	4,979,845	4,963,327
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	8,528,000	8,502,800
Figueroa CLO Ltd., 2014-1A, “BR”, 0%, 1/15/2027	6/28/18	3,980,000	3,980,000
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 3.155% (LIBOR-3mo. + 0.8%), 1/18/2028	1/18/18	5,000,000	5,000,060
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,320,116	5,311,787
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	7,090,267	7,029,708
Total Restricted Securities			$56,060,076
% of Net assets			0.7%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,216,841,994	$5,329,542	$—	$4,222,171,536
United Kingdom	22,024,926	97,703,422	—	119,728,348
Switzerland	—	76,131,751	—	76,131,751
France	—	39,853,086	—	39,853,086
Taiwan	27,320,410	—	—	27,320,410
Japan	27,001,596	—	—	27,001,596
Canada	26,607,830	—	—	26,607,830
Germany	24,231,100	—	—	24,231,100
Norway	17,496,553	—	—	17,496,553
Other Countries	42,358,746	—	—	42,358,746
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,204,614,122	—	1,204,614,122
Non-U.S. Sovereign Debt	—	27,794,156	—	27,794,156
Municipal Bonds	—	8,456,929	—	8,456,929
U.S. Corporate Bonds	—	637,533,802	—	637,533,802
Residential Mortgage-Backed Securities	—	790,968,193	—	790,968,193
Commercial Mortgage-Backed Securities	—	126,479,706	—	126,479,706
Asset-Backed Securities (including CDOs)	—	80,555,678	—	80,555,678
Foreign Bonds	—	139,755,230	—	139,755,230
Mutual Funds	54,956,255	—	—	54,956,255
Total	$4,458,839,410	$3,235,175,617	$—	$7,694,015,027
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 2 investments presented above, equity investments amounting to $219,017,801 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At June 30, 2018, the value of securities loaned was $6,668,088. These loans were collateralized by U.S. Treasury Obligations of $6,799,363.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	151,502,477	671,242,745	(767,788,967)	54,956,255
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(11,890)	$39	$—	$1,203,029	$54,956,255

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2018

*	Print name and title of each signing officer under his or her signature.